Organization (Tables) - Beijing Guangwang Hetong [Member]	12 Months Ended
Dec. 31, 2017
Condensed Balance Sheet

	December 31, 2017	December 31, 2016

ASSETS
Total Current Assets	$4,198,367	$3,954,810

Total Assets	$4,198,367	$3,954,810

LIABILITIES AND STOCKHOLDERS’ EQUITY
Total Current Liabilities	$2,429,885	$2,288,792

Total Liabilities	2,429,885	2,288,792

Total Equity	1,768,482	1,666,018
Total Liabilities and Stockholders’ Equity	$4,198,367	$3,954,810

Condensed Income Statement

	For the year ended	For the year ended
	December 31, 2017	December 31, 2016
OPERATING EXPENSES
General and administrative expense	$233	$362
	233	362

LOSS FROM OPERATIONS	(233)	(362)

OTHER INCOME/(EXPENSE)
Interest income	2	4
	(231)	(358)

INCOME TAX	-	-

NET LOSS	$(231)	$(358)

Condensed Cash Flow Statement

	For the year ended December 31, 2017	For the year ended December 31, 2016

Net cash used in operating activities	$(159)	$(313)

Effect of foreign exchange rate changes	3,670	(4,341)

CASH - BEGINNING OF PERIOD	62,046	66,700

CASH - END OF PERIOD	$65,557	$62,046